Performance Management	Oct. 27, 2025
HCM Sector Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Class A1, Class I and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class A1, Class I and Investor Class shares would be different from Class A shares because Class A1, Class I and Investor Class shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2020	18.24%
Worst Quarter:	3/31/2020	-16.87%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 13.75%.
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	13.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Since Inception (3-11-15)
Class A shares
Return before taxes	16.19%	13.46%	12.59%
Return after taxes on distributions	11.17%	11.65%	10.61%
Return after taxes on distributions and sale of Fund shares	10.34%	10.16%	9.55%
Class A1 shares
Return before taxes	16.08%	13.27%	12.45%
Class I shares
Return before taxes	23.64%	15.11%	13.45%
Investor Class shares
Return before taxes	22.38%	13.96%	12.46%
S&P 500 TR Index(1) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.43%

(1)	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Performance Availability Website Address [Text]	www.howardcmfunds.com
Performance Availability Phone [Text]	1-855-969-8464
HCM Tactical Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Class I and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I and Investor Class shares would be different from Class A shares because Class I and Investor Class shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	26.81%
Worst Quarter:	12/31/2018	-22.06%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 14.57%.
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	14.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.06%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	10 Years
Class A shares
Return before taxes	26.15%	17.17%	13.76%
Return after taxes on distributions	21.41%	16.02%	13.02%
Return after taxes on distributions and sale of Fund shares	15.70%	13.49%	11.28%
Class I shares
Return before taxes	34.16%	18.84%	14.56%
Investor Class shares
Return before taxes	32.86%	17.68%	13.62%
S&P 500 TR Index(1) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
HFRX Equity Hedge Index(2) (reflects no deduction for fees, expenses or taxes)	6.90%	6.09%	2.99%

(1)	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

(2)	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Performance Availability Website Address [Text]	www.howardcmfunds.com
Performance Availability Phone [Text]	1-855-969-8464
HCM Multi-Asset Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Investor Class and Class I shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor Class and Class I shares would be different from Class A shares because Investor Class and Class I shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2020	19.42%
Worst Quarter:	6/30/2022	-12.10%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 13.37%.
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	13.37%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Since Inception(1)	Since Inception(2)
Class A shares
Return before taxes	13.48%	9.97%	8.48%
Return after taxes on distributions	11.00%	9.38%	7.64%
Return after taxes on distributions and sale of Fund shares	9.73%	7.88%	6.54%
Investor Class shares
Return before taxes	19.45%	10.44%	8.47%
Class I shares
Return before taxes	20.71%	11.53%		12.21%
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.12%	0.18%

(1)	The Fund’s Class A and Investor Class shares commenced operations on November 9, 2016.

(2)	The Fund’s Class I shares commenced operations on September 11, 2019.

(3)	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Performance Availability Website Address [Text]	www.howardcmfunds.com
Performance Availability Phone [Text]	1-855-969-8464
HCM Dynamic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Investor Class and Class I shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor Class and Class I shares would be different from Class A shares because Investor Class and Class I shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales loads and would be lower if they did
Bar Chart [Heading]	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	8.37%
Worst Quarter:	9/30/2023	-2.26%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 8.63%.
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return	8.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.26%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (6-30-2022)
Class A shares
Return before taxes	-5.69%	-0.92%
Return after taxes on distributions	-6.48%	-1.72%
Return after taxes on distributions and sale of Fund shares	-3.34%	-1.02%
Investor Class shares
Return before taxes	-0.67%	1.19%
Class I shares
Return before taxes	0.19%	1.62%
Bloomberg US Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	1.25%	1.45%

(1)	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.howardcmfunds.com
Performance Availability Phone [Text]	1-855-969-8464